Income Tax - Schedule of Reconciliation of Total Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 341	$ 232
Increase related to current year tax positions	245	109
Balance at end of the year	$ 586	$ 341